Financial risk management - Sensitivity analysis (Details) - 12 months ended Dec. 31, 2017 € in Thousands, oz in Thousands, S/ in Thousands, R$ in Thousands, $ in Thousands	USD ($)	PEN (S/) T oz	EUR (€) T oz	BRL (R$) T oz	USD ($) T oz
Scenario II
Financial risk Management
Decrease in risk assumption		(25.00%)	(25.00%)	(25.00%)	(25.00%)
Increase in risk assumption		25.00%	25.00%	25.00%	25.00%
Scenario III
Financial risk Management
Decrease in risk assumption		(50.00%)	(50.00%)	(50.00%)	(50.00%)
Increase in risk assumption		50.00%	50.00%	50.00%	50.00%
Foreign exchange risk | US Dollar | Scenario I
Financial risk Management
Decrease in risk assumption		(3.81%)	(3.81%)	(3.81%)	(3.81%)
Impacts on profit (loss)	$ (153)
Foreign exchange risk | US Dollar | Scenario II
Financial risk Management
Impacts on profit (loss)	(3,328)
Impacts on profit (loss)	(897)
Foreign exchange risk | US Dollar | Scenario III
Financial risk Management
Impacts on profit (loss)	(17,218)
Impacts on profit (loss)	(3,906)
Foreign exchange risk | BRL | Scenario I
Financial risk Management
Increase in risk assumption		3.97%	3.97%	3.97%	3.97%
Impacts on comprehensive income	6,127
Foreign exchange risk | BRL | Scenario II
Financial risk Management
Impacts on comprehensive income	53,441
Impacts on comprehensive income	(28,963)
Foreign exchange risk | BRL | Scenario III
Financial risk Management
Impacts on comprehensive income	156,447
Impacts on comprehensive income	(49,564)
Foreign exchange risk | EUR | Scenario I
Financial risk Management
Decrease in risk assumption		(1.66%)	(1.66%)	(1.66%)	(1.66%)
Impacts on profit (loss)	(28)
Foreign exchange risk | EUR | Scenario II
Financial risk Management
Impacts on profit (loss)	(423)
Impacts on profit (loss)	423
Foreign exchange risk | EUR | Scenario III
Financial risk Management
Impacts on profit (loss)	(846)
Impacts on profit (loss)	846
Foreign exchange risk | PEN | Scenario I
Financial risk Management
Increase in risk assumption		0.68%	0.68%	0.68%	0.68%
Impacts on profit (loss)	155
Foreign exchange risk | PEN | Scenario II
Financial risk Management
Impacts on profit (loss)	(5,707)
Impacts on profit (loss)	5,707
Foreign exchange risk | PEN | Scenario III
Financial risk Management
Impacts on profit (loss)	(11,415)
Impacts on profit (loss)	11,415
Foreign exchange risk | Cash, cash equivalents and financial investments | US Dollar
Financial risk Management
Net exposure					$ 11,339
Foreign exchange risk | Cash, cash equivalents and financial investments | BRL
Financial risk Management
Net exposure | R$				R$ 203,392
Foreign exchange risk | Cash, cash equivalents and financial investments | EUR
Financial risk Management
Net exposure | €			€ 1,692
Foreign exchange risk | Cash, cash equivalents and financial investments | PEN
Financial risk Management
Net exposure | S/		S/ 22,830
Foreign exchange risk | Loans and financing | US Dollar
Financial risk Management
Net exposure					40,274
Foreign exchange risk | Loans and financing | BRL
Financial risk Management
Net exposure | R$				R$ 161,706
Foreign exchange risk | Derivative financial instruments | US Dollar
Financial risk Management
Net exposure					$ 31,393
BRL - CDI interest rate risk | Scenario I
Financial risk Management
Increase in risk assumption		0.00%	0.00%	0.00%	0.00%
BRL - CDI interest rate risk | Scenario II
Financial risk Management
Impacts on profit (loss)	(2,029)
Impacts on profit (loss)	2,043
BRL - CDI interest rate risk | Scenario III
Financial risk Management
Impacts on profit (loss)	(4,044)
Impacts on profit (loss)	4,098
BRL - CDI interest rate risk | Cash, cash equivalents and financial investments
Financial risk Management
Net exposure | R$				R$ 202,311
BRL - CDI interest rate risk | Loans and financing
Financial risk Management
Net exposure | R$				70,720
BRL - CDI interest rate risk | Derivative financial instruments
Financial risk Management
Net exposure | R$				R$ 103,849
USD - LIBOR interest rate risk | Scenario I
Financial risk Management
Decrease in risk assumption		(0.02%)	(0.02%)	(0.02%)	(0.02%)
Impacts on profit (loss)	14
Impacts on comprehensive income	0
USD - LIBOR interest rate risk | Scenario II
Financial risk Management
Impacts on profit (loss)	217
Impacts on comprehensive income	(6)
Impacts on profit (loss)	(217)
Impacts on comprehensive income	6
USD - LIBOR interest rate risk | Scenario III
Financial risk Management
Impacts on profit (loss)	435
Impacts on comprehensive income	(12)
Impacts on profit (loss)	(435)
Impacts on comprehensive income	12
USD - LIBOR interest rate risk | Loans and financing
Financial risk Management
Net exposure					$ 130,610
USD - LIBOR interest rate risk | Derivative financial instruments
Financial risk Management
Net exposure					$ 1,282,900
US Dollar coupon interest rate risk | Scenario I
Financial risk Management
Increase in risk assumption		0.03%	0.03%	0.03%	0.03%
Impacts on profit (loss)	(21)
US Dollar coupon interest rate risk | Scenario II
Financial risk Management
Impacts on profit (loss)	515
Impacts on profit (loss)	(499)
US Dollar coupon interest rate risk | Scenario III
Financial risk Management
Impacts on profit (loss)	1,047
Impacts on profit (loss)	(981)
US Dollar coupon interest rate risk | Derivative financial instruments
Financial risk Management
Net exposure					$ 31,393
Zinc price risk | Scenario I
Financial risk Management
Decrease in risk assumption		(2.90%)	(2.90%)	(2.90%)	(2.90%)
Impacts on profit (loss)	13,073
Impacts on comprehensive income	(580)
Zinc price risk | Scenario II
Financial risk Management
Impacts on profit (loss)	51,744
Impacts on comprehensive income	(2,297)
Impacts on profit (loss)	(51,744)
Impacts on comprehensive income	2,297
Zinc price risk | Scenario III
Financial risk Management
Impacts on profit (loss)	103,488
Impacts on comprehensive income	(4,594)
Impacts on profit (loss)	(103,488)
Impacts on comprehensive income	4,594
Zinc price risk | Derivative financial instruments
Financial risk Management
Net exposure | T		389,470	389,470	389,470	389,470
Silver price risk | Scenario I
Financial risk Management
Increase in risk assumption		5.20%	5.20%	5.20%	5.20%
Impacts on profit (loss)	(9)
Impacts on comprehensive income	(36)
Silver price risk | Scenario II
Financial risk Management
Impacts on profit (loss)	281
Impacts on comprehensive income	1,124
Impacts on profit (loss)	(281)
Impacts on comprehensive income	(1,124)
Silver price risk | Scenario III
Financial risk Management
Impacts on profit (loss)	562
Impacts on comprehensive income	2,248
Impacts on profit (loss)	(562)
Impacts on comprehensive income	$ (2,248)
Silver price risk | Derivative financial instruments
Financial risk Management
Net exposure | oz		503	503	503	503